Note 52 - Accountant Fees And Services - Auditors Remuneration For Other Services (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditors Remuneration Abstract
Firms Belonging To The KPMG Worldwide Organitation	€ 300,000	€ 300,000	€ 500,000